The following table shows amortization and funding during the year: (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Opening balance		R$ 35,270,653	R$ 27,967,036
New debts		12,915,332	8,116,247
Repayment		(17,639,178)	(6,448,658)	R$ (11,775,093)
Payments of charges		(2,137,782)	(1,922,130)
Accrued charges (note 29)		2,140,961	2,002,052
Acquisition of Elizabeth		372,123
Others	[1]	1,585,413	5,556,106
Closing balance		R$ 32,507,522	R$ 35,270,653	R$ 27,967,036

[1]	Including unrealized exchange and monetary variations and funding cost.